INCOME TAXES (Details) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Federal
State and local
Foreign	21	65
Total	21	65
Deferred:
Federal
State and local
Foreign	444
Total	444
Benefits from income taxes	$ 465	$ 65